The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia EM Quality Dividend ETF, Columbia Emerging Markets Consumer ETF, Columbia India Consumer ETF, Columbia India Infrastructure ETF and Columbia India Small Cap ETF filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 12, 2018 (Accession No. 0001193125-18-010032), which is incorporated herein by reference.